GENERAL INFORMATION - Schedule of consolidated financial statements (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lan Pax Group S.A. and Subsidiaries
General Information [Line Items]
Direct	99.9959%	99.9959%	99.9959%
Indirect	0.0041%	0.0041%	0.0041%
Total	100.00%	100.00%	100.00%
LATAM Airlines Perú S.A.
General Information [Line Items]
Direct	23.62%	23.62%	23.62%
Indirect	76.19%	76.19%	76.19%
Total	99.81%	99.81%	99.81%
Lan Cargo S.A.
General Information [Line Items]
Direct	99.894%	99.894%	99.894%
Indirect	0.0041%	0.0041%	0.0041%
Total	99.8981%	99.8981%	99.8981%
Prime Cargo SpA.
General Information [Line Items]
Direct	0.00%	0.00%	0.00%
Indirect	100.00%	100.00%	100.00%
Total	100.00%	100.00%	100.00%
Connecta Corporation
General Information [Line Items]
Direct	0.00%	0.00%	0.00%
Indirect	100.00%	100.00%	100.00%
Total	100.00%	100.00%	100.00%
Prime Airport Services Inc. and Subsidiary
General Information [Line Items]
Direct	0.00%	0.00%	0.00%
Indirect	100.00%	100.00%	100.00%
Total	100.00%	100.00%	100.00%
Transporte Aéreo S.A.
General Information [Line Items]
Direct	0.00%	0.00%	0.00%
Indirect	100.00%	100.00%	100.00%
Total	100.00%	100.00%	100.00%
Fast Air Almacenes de Carga S.A.
General Information [Line Items]
Direct	0.00%	0.00%	0.00%
Indirect	100.00%	100.00%	100.00%
Total	100.00%	100.00%	100.00%
Lan Cargo Inversiones S.A. and Subsidiary
General Information [Line Items]
Direct	0.00%	0.00%	0.00%
Indirect	100.00%	100.00%	100.00%
Total	100.00%	100.00%	100.00%
Inversiones Lan S.A.
General Information [Line Items]
Direct	99.90%	99.90%	99.90%
Indirect	0.10%	0.10%	0.10%
Total	100.00%	100.00%	100.00%
Technical Training LATAM S.A.
General Information [Line Items]
Direct	99.83%	99.83%	99.83%
Indirect	0.17%	0.17%	0.17%
Total	100.00%	100.00%	100.00%
Latam Finance Limited
General Information [Line Items]
Direct	100.00%	100.00%	100.00%
Indirect	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%
Peuco Finance Limited
General Information [Line Items]
Direct	100.00%	100.00%	100.00%
Indirect	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%
Professional Airline Services INC.
General Information [Line Items]
Direct	100.00%	100.00%	100.00%
Indirect	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%
Jarletul S.A.
General Information [Line Items]
Direct	0.00%	0.00%	0.00%
Indirect	100.00%	100.00%	100.00%
Total	100.00%	100.00%	100.00%
Latam Travel S.R.L.
General Information [Line Items]
Direct	99.00%	99.00%	99.00%
Indirect	1.00%	1.00%	1.00%
Total	100.00%	100.00%	100.00%
Latam Travel Chile II S.A.
General Information [Line Items]
Direct	99.99%	99.99%	99.99%
Indirect	0.01%	0.01%	0.01%
Total	100.00%	100.00%	100.00%
Latam Travel S.A.
General Information [Line Items]
Direct	94.01%	94.01%	94.01%
Indirect	5.99%	5.99%	5.99%
Total	100.00%	100.00%	100.00%
Faisán Finance DAC
General Information [Line Items]
Direct	100.00%	100.00%	0.00%
Indirect	0.00%	0.00%	0.00%
Total	100.00%	100.00%	0.00%
TAM S.A. and Subsidiaries
General Information [Line Items]
Direct	63.0987%	63.0987%	63.0987%
Indirect	36.9013%	36.9013%	36.9013%
Total	100.00%	100.00%	100.00%
Holdco I S.A
General Information [Line Items]
Percentage of rights politicians product	51.04%
Percentage of foreign capital	100.00%
Holdco I S.A | TAM S.A. and Subsidiaries
General Information [Line Items]
Percentage of economic rights	100.00%